Operating Leases - Schedule of Operating Lease Right-of-Use Assets and Lease Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Leases - Schedule of Operating Lease Right-of-Use Assets and Lease Cost (Details) [Line Items]
Amortization of operating lease right-of-use assets	$ (838,229)	$ (878,872)	$ (914,198)
Operating lease right-of-use assets, net	1,575,515	746,200
Operating lease liabilities, current	686,877	656,536
Operating lease liabilities, non-current	901,781	186,286
Total operating lease liabilities	1,588,658
Operating leases expense excluding short-term lease expense	911,687	1,046,708	1,191,571
Short-term lease cost	209,840	1,275	4,581
Total	1,121,527	1,047,983	$ 1,196,152
Malaysia [Member]
Operating Leases - Schedule of Operating Lease Right-of-Use Assets and Lease Cost (Details) [Line Items]
Operating lease right-of-use assets	4,512,455	3,487,694
Amortization of operating lease right-of-use assets	(2,936,940)	(2,741,494)
Operating lease right-of-use assets, net	1,575,515	746,200
Operating lease liabilities, current	686,877	656,536
Operating lease liabilities, non-current	901,781	186,286
Total operating lease liabilities	$ 1,588,658	$ 842,822
Weighted average remaining lease term (in years)	2 years 4 months 20 days	1 year 4 months 9 days
Weighted average discount rate	5.42%	7.40%
Operating right-of-use assets obtained in exchange for operating lease liabilities	$ 1,551,899	$ 107,446
Cash paid for operating leases	$ 926,655	$ 939,694